Fair Value of Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Estimated fair value of Long-term debt (including current maturities)	$ 2,011,087	$ 1,948,040
Gross amount of company long term debt		1,938,802
Carrying amount of company's long term debt	$ 1,946,761	$ 1,938,802